Composition of Certain Financial Statement Captions - Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid services	$ 551	$ 87	$ 410
Deferred costs (Note 8)	299	436	234
Prepaid insurance	135	559	636
Total other current assets	$ 985	$ 1,082	$ 1,280